NET LOSS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2024
NET LOSS PER ORDINARY SHARE
Schedule of basic and diluted net income (loss) per share computation

	For the Year Ended
	December 31,
	2022	2023	2024

	(In RMB, except for share data)
Numerator:
Net loss	(49,462,929)	(271,835,982)	(193,200,639)

Denominator:
Weighted average number of ordinary shares outstanding	154,109,051	154,795,461	155,735,312
Weighted average number of ordinary shares equivalents outstanding	1,067,871	2,020,644	2,724,930

Denominator for basic and diluted net loss per ordinary share	155,176,922	156,816,105	158,460,242

Net loss per ordinary share
—Basic	(0.32)	(1.73)	(1.22)
—Diluted	(0.32)	(1.73)	(1.22)

Schedule of antidilutive securities

	For the Year Ended
	December 31,
	2023	2024
Share options	3,943,058	3,753,328
Unvested restricted share units	2,003,074	2,753,342